Repurchase of Shares - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Sep. 30, 2016	Feb. 02, 2016	Apr. 30, 2014
Equity, Class of Treasury Stock [Line Items]
Repurchase of shares, Shares	7,236
Average price at which ordinary shares are repurchased	$ 57.12
Remaining authority to repurchase outstanding ordinary shares	$ 596,774,000
April 2014 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount			$ 750,000,000
February 2016 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount		$ 750,000,000